Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Portion of business sold to Aberdeen Asset Management
Income/(loss) from discontinued operations
Assets of discontinued operations held-for-sale				114
Income/(loss) from discontinued operations (CHF million)
Net revenues		(19)	56
Total expenses		0	(167)
Income/(loss) from discontinued operations before taxes		(19)	(111)
Gain/(loss) on disposal		0	261
Income tax expense/(benefit)	0	0	(19)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Non-controlling Interest	0	(19)	169	(19)